Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of financial information of the Consolidated VIEs and their subsidiaries

The following financial information of the consolidated VIEs and their subsidiaries was recorded in the accompanying consolidated financial statements:

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Cash and cash equivalents and short-term investments	24,057	25,825
Investments in equity method investees and equity securities and other investments	40,597	35,228
Accounts receivable and contract assets, net of allowance	19,023	16,884
Amounts due from non-VIE subsidiaries of the Company	26,863	36,405
Property and equipment, net and intangible assets, net	9,779	11,927
Others	25,207	33,276
Total assets	145,526	159,545

Amounts due to non-VIE subsidiaries of the Company	90,314	99,404
Accrued expenses, accounts payable and other liabilities	39,612	45,634
Deferred revenue and customer advances	14,051	15,586
Total liabilities	143,977	160,624

2.
Summary of significant accounting policies (Continued)
(c)
Consolidation (Continued)

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Revenue (i)	111,498	112,270	117,686
Net income (loss)	5,944	2,442	(3,193)
Net cash provided by operating activities	19,932	4,378	12,053
Net cash used in investing activities	(16,710)	(2,044)	(11,772)
Net cash (used in) provided by financing activities	(9,904)	1,386	5,626

(i)
Revenue generated by the VIEs are primarily from cloud services, digital media and entertainment services and others.

Schedule of estimated useful lives of property and equipment	Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment and others	3 – 10 years
Buildings and other property	10 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

User base and customer relationships	3 – 16 years
Trade names, trademarks and domain names	5 – 20 years
Developed technology and patents	2 – 10 years
Non-compete agreements	over the contracted term of up to 10 years